Investments	12 Months Ended
Apr. 30, 2026
Investments accounted for using equity method [Abstract]
Investments [Text Block]

8. Investments

a) Investment in Vizsla Royalties Corp.

In June 2024, Vizsla Royalties Corp. ("VROY") became an associate after being spun out of Vizsla, resulting in distributed ownership among shareholders and ending its status as a wholly owned subsidiary. In August 2024, Vizsla Royalties Corp. began trading under the symbol VROY on the TSX Venture Exchange.

On June 12, 2025, VROY completed a bought deal offering of 31,510,000 common shares at a price of CAD$2.00 per common share for aggregate gross proceeds of $46,297 (CAD$63,020), including proceeds raised from the over-allotment option, exercised in full, which the Company was not a part of.

A summary of the company's investment activity in VROY is as follows:

	Number of shares	Amount $	Value of common shares of VROY per quoted market price $
Addition of an associate	11,518,624	4,960	4,960
Share of loss of an associate		(1,002)
Deemed disposal gain		1,356
Effect of change in exchange rate		47
Balance as of April 30, 2025	11,518,624	5,361	15,178
Share of loss of an associate		(3,221)
Deemed disposal gain		5,157
Effect of change in exchange rate		74
Balance as of April 30, 2026	11,518,624	7,371	26,209

As of April 30, 2026, the Company held a 17.10% (April 30, 2025: 32.89%) interest in VROY despite the ownership being below 20%, the Company continues to exercise significant influence through its representation of 40% of the board of directors.

Royalty agreement - Net Smelter Royalty ("NSR")

As of April 30, 2026, Vizsla Royalties Corp. holds 3.5% NSR on the Silverstone Concessions of which 0.5% was retained from the spin-out from the Company, and 2.0% NSR on multiple properties that are part of the Panuco-district.

b) Investment in equity instruments and warrants

The Company has elected to hold certain equity securities consisting of shares and warrants in publicly traded exploration-stage mining companies for strategic partnerships and investment purposes. The investments balance consists of:

	Equity investments $	Warrants Investments $
Balance as of April 30, 2025	240	-
Purchase of investments	1,064	826
Sale of investments	(111)	-
Change in fair value	2,471	312
Effect of change in exchange rate	4	-
Balance as of April 30, 2026	3,668	1,138